Earnings/(loss) per share	6 Months Ended
Jun. 30, 2023
Earnings/(loss) per share
Earnings/(loss) per share

20Earnings/(loss) per share

Basic earnings/(loss) per share is computed by dividing the net profit/(loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year, adjusted for the effect of the Conversion Ratio as discussed in Note 1 and applied retrospectively to all prior years presented.

15 million Earnout Shares have been excluded from the calculation of weighted average shares outstanding, as they are contingently issuable subject to achieving certain milestones on the trading price and volume of our Class A ordinary shares on NASDAQ.

As the Group was loss-making during 2022, 2021 and 2020, potentially dilutive instruments all have an anti-dilutive impact and therefore have been excluded in the calculation of diluted weighted average number of ordinary shares outstanding. These instruments include certain outstanding equity awards, warrants, share options and convertible loans and could potentially dilute earnings per share in the future.

The following table sets forth the computation of basic and dilutive earnings/(loss) from the continued operations per share attributable to the Group’s ordinary shareholders:

	(Unaudited)	(Unaudited)
	For the six-	For the six-
	month period	month period
	ended 30	ended 30
	June 2023	June 2022
Profit/(loss) from continuing operations for the year attributable to equity holders of the Parent Company	3,589,285	(145,979,134)
Loss from discontinued operations for the year attributable to equity holders of the Parent Company	(1,511,817)	(13,759,245)

Weighted average number of ordinary shares outstanding during the year	6,566,922	106,253,308

Profit/(loss) per share attributable to equity holders of the Parent Company from continuing operations – basic	0.55	(1.37)

Profit/(loss) per share attributable to equity holders of the Parent Company from continuing operations – diluted	0.44	(1.37)

Profit/(loss) per share attributable to equity holders of the Parent Company – basic	0.32	(1.50)

Profit/(loss) per share attributable to equity holders of the Parent Company – Diluted	0.25	(1.50)